Segment Information (Revenue, Properties And Outsourcing Assets By Geographic Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, total	$ 3,853.8	$ 4,019.6	$ 4,385.7
Properties, net	191.3	219.7	225.7
Outsourcing assets, net	137.9	162.3	213.7
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,577.9	1,733.1	2,005.4
Properties, net	127.1	142.8	135.4
Outsourcing assets, net	61.5	69.6	72.3
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	408.7	426.2	469.2
Properties, net	22.1	23.1	27.0
Outsourcing assets, net	37.3	31.9	71.5
Other Foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,867.2	1,860.3	1,911.1
Properties, net	42.1	53.8	63.3
Outsourcing assets, net	$ 39.1	$ 60.8	$ 69.9